Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment
%
Computers and electronic equipment	10-33
Office furniture and lab equipment	6-20
Machines	10-20
Leasehold Improvement	10
Land	N/A